Commitments and contingencies (Details)	12 Months Ended
Sep. 30, 2025 CAD ($) item
Disclosure of contingent liabilities [line items]
Industrial and technological benefits | $	$ 134,000
Supplier development
Disclosure of contingent liabilities [line items]
Commitment, spend of contract value percent	100.00%
Skills development and training
Disclosure of contingent liabilities [line items]
Commitment, spend of contract value percent	20.00%
Number of eligible roles for skill	4
Total number of roles for skill development	17
Penalty, liquidity damages threshold percentage	20.00%
Penalty, liquidity damages threshold percentage on contract value	4.00%
Skill development, indigenous contribution multiplier	5